Trade receivables - Summary (Details) - CAD ($) $ in Millions	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (1.8)	$ (0.9)	$ (0.8)
Trade receivables, net	32.3	20.4
Carrying value
Trade and other current receivables [Line Items]
Trade accounts receivable	32.0	19.7
Credit card receivables	2.1	1.6
Current trade and credit card receivables	34.1	21.3
Allowance for doubtful accounts and sales Allowances
Trade and other current receivables [Line Items]
Less: expected credit loss and sales allowances	$ (1.8)	$ (0.9)